Benefit Plans and Capital Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				12 Months Ended
	Jan. 15, 2021	Sep. 04, 2020	Oct. 07, 2019	Mar. 15, 2018	Oct. 28, 2020	Jun. 30, 2020	Oct. 31, 2019	Oct. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Feb. 25, 2021	Jan. 11, 2021	Oct. 08, 2020	Feb. 25, 2020	Oct. 28, 2018
Benefit Plans and Capital Transactions (Details) [Line Items]
Description of preferred stock		the Company issued depository shares each representing 1/1000th of a share of 7.375% Series B Cumulative Perpetual Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has a liquidation preference of $25 per 1/1000 depository share or $25,000 per preferred share. As a result of the offering the Company issued 1,300 shares of Series B Preferred Stock represented by 1,300,000 depositary shares. The offering resulted in gross proceeds of approximately $32.5 million.	the Company closed its public offering of depositary shares (the “Depositary Shares”), each representing 1/1000th of a share of 6.875% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”). The liquidation preference of each share of Series A Preferred Stock is $25,000 ($25.00 per Depositary Share). At the closing, the Company issued 2,000 shares of Series A Preferred Stock represented by 2,000,000 Depositary Shares issued. On October 11, 2019, the Company completed the sale of an additional 300,000 Depositary Shares, pursuant to the underwriters’ full exercise of their over-allotment option to purchase additional Depositary Shares. The offering of the 2,300,000 Depository Shares generated $57,500 of gross proceeds.
Depository shares (in Shares)									232
Common stock, shares issued (in Shares)									25,777,796,000	26,972,332,000
Common stock, shares outstanding (in Shares)									25,777,796,000	26,972,332,000
Total liquidation preference (in Dollars)									$ 99,260	$ 58,723
Dividends paid in cash (in Dollars)									38,792	41,138
Subsequent Event [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Stock price	$ 46.00
Number of common shares issued (in Shares)	1,413,045
Share issued (in Shares)	184,310
Net proceeds (in Dollars)	$ 61,370
Dividends [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Dividends, description					On October 28, 2020, the Company declared a regular quarterly dividend of $0.375 per share, which was paid on November 24, 2020 to stockholders of record as of November 10, 2020.	the Company declared a regular quarterly dividend of $0.30 per share and a special dividend of $0.05 per share which was paid on August 28, 2020 to stockholders of record as of August 14, 2020. On May 8, 2020, we declared a quarterly dividend of $0.25 per share which was paid on June 10, 2020 to stockholders of record as of June 1, 2020.
Secondary stock purchase agreement [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Purchase of common stock, shares (in Dollars)				$ 950,000
Stock price				$ 18.25
Cash (in Dollars)				$ 17,337
Employee Benefit Plan [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Amount of employer contributions (in Dollars)									1,565	1,424
Share based compensation (in Dollars)									$ 377	$ 322
Number of shares reserved for future issuance (in Shares)									502,326
Board of Directors [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Repurchased of common stock, shares (in Shares)									2,165,383	237,932
Repurchased of common stock, value (in Dollars)							$ 50,000	$ 50,000	$ 48,248	$ 4,272
Dividend per share														$ 0.50
Common Stock [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Repurchased of common stock, shares (in Shares)									2,165,383
Repurchased of common stock, value (in Dollars)									$ 48,248
Average price									$ 22.28
Common stock, description									In addition to the repurchases of common stock, 387,365 shares of the Company’s common stock that were previously held in escrow in connection with the acquisition of a wealth management company in 2017 were forfeited and cancelled on June 11, 2020 to indemnify the Company for certain representations and warranties and related claims pursuant to a related acquisition agreement. In January and February of 2020, the Company repurchased 880,000 shares of its common stock in a block purchase from an existing stockholder as part of a privately-negotiated transaction. The Company purchased the shares at $24.4725 per share for an aggregate amount of $21,536.
Series A Preferred Stock [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Description of preferred stock									On January 9, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on January 31, 2020 to holders of record as of the close of business on January 21, 2020. On April 13, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on April 30, 2020 to holders of record as of the close of business on April 23, 2020. On July 7, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on July 31, 2020 to holders of record as of the close of business on July 21, 2020. On October 8, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on October 31, 2020 to holders of record as of the close of business on October 21, 2020. On January 11, 2021, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on January 29, 2021 to holders of record as of the close of business on January 21, 2021. Holders of Series B Preferred Stock, when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 7.375% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,843.75 or $1.84375 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October.
Depository shares (in Shares)										49
Common stock, shares issued (in Shares)									2,581
Common stock, shares outstanding (in Shares)									2,349
Total liquidation preference (in Dollars)									$ 64,519	$ 58,723
Depository per share									$ 1.71875	$ 0.11458
Series B Preferred Stock [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Description of preferred stock									when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 6.875% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,718.75 or $1.71875 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October. On January 9, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on January 31, 2020 to holders of record as of the close of business on January 21, 2020. On April 13, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on April 30, 2020 to holders of record as of the close of business on April 23, 2020. On July 7, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on July 31, 2020 to holders of record as of the close of business on July 21, 2020. On October 8, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on October 31, 2020 to holders of record as of the close of business on October 21, 2020. On January 11, 2021, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on January 29, 2021 to holders of record as of the close of business on January 21, 2021. Holders of Series B Preferred Stock, when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 7.375% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,843.75 or $1.84375 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October.
Depository shares (in Shares)									90
Total liquidation preference (in Dollars)									$ 34,741
Depository per share									$ 0.29193
Dividend per share													$ 0.29193
Series B Preferred Stock [Member] | Subsequent Event [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Dividend per share												$ 0.4609375
July 1, 2020 [Member] | Common Stock [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Repurchased of common stock, shares (in Shares)									900,000
Repurchased of common stock, value (in Dollars)									$ 19,800
Average price									$ 22.00
July 2, 2020 [Member] | Common Stock [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Repurchased of common stock, shares (in Shares)									450,000
Average price									$ 9,900
November 2, 2020 [Member] | Common Stock [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Repurchased of common stock, shares (in Shares)									450,000
Repurchased of common stock, value (in Dollars)									$ 9,900
Minimum [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Dividend per share											$ 0.50
Minimum [Member] | Board of Directors [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Dividend per share						$ 0.25					0.375			0.175	$ 0.30
Maximum [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Dividend per share											3.00
Maximum [Member] | Board of Directors [Member]
Benefit Plans and Capital Transactions (Details) [Line Items]
Dividend per share						$ 0.30					$ 0.50			$ 0.25	$ 0.375